Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Collateral [Abstract]
Threshold Limit Of Pledged Amount	₩ 17,008	₩ 339